Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Contributed capital	Retained earnings	Subtotal	Other components of equity	Non-controlling interests
Beginning balance at Dec. 31, 2022	₩ 42,000,256	₩ 4,053,578	₩ 21,431,300	₩ 40,545,396	₩ 15,060,518	₩ 1,454,860
Comprehensive income
Profit (loss) for the year	(4,716,144)	0	(4,822,549)	(4,822,549)	0	106,405
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(271,724)	0	(242,987)	(242,987)	0	(28,737)
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(27,349)	0	(27,349)	(27,349)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	(31,665)	0	0	(31,665)	(31,665)	0
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(3,654)	0	0	(5,078)	(5,078)	1,424
Foreign currency translation of foreign operations, net of tax	(17,274)	0	0	(25,950)	(25,950)	8,676
Share of other comprehensive income of associates and joint ventures, net of tax	122,994	0	0	122,994	122,994	0
Dividends paid	(45,322)	0	0	0	0	(45,322)
Additional paid-in capital and others	6,023	0	0	(1)	(1)	6,024
Equity transactions within the consolidated entity	258,485	0	0	332,280	332,280	(73,795)
Changes in consolidation scope	336	0	0	(48)	(48)	384
Dividends paid (hybrid bond)	(10,212)	0	0	0	0	(10,212)
Others	0	0	(153)	0	153	0
Ending balance at Dec. 31, 2023	37,264,750	4,053,578	16,338,262	35,845,043	15,453,203	1,419,707
Comprehensive income
Profit (loss) for the year	3,621,968	0	3,491,698	3,491,698	0	130,270
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(296,135)	0	(281,761)	(281,761)	0	(14,374)
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(6,346)	0	(6,346)	(6,346)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	100,759	0	0	100,759	100,759	0
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	11,870	0	0	11,976	11,976	(106)
Foreign currency translation of foreign operations, net of tax	164,628	0	0	99,624	99,624	65,004
Share of other comprehensive income of associates and joint ventures, net of tax	654,225	0	0	654,225	654,225	0
Dividends paid	(126,900)	0	0	0	0	(126,900)
Additional paid-in capital and others	(1,819)	0	0	0	0	(1,819)
Equity transactions within the consolidated entity	(13,860)	0	0	18	18	(13,878)
Changes in consolidation scope	9	0	0	0	0	9
Dividends paid (hybrid bond)	(10,316)	0	0	0	0	(10,316)
Others	0	0	586,394	0	(586,394)	0
Ending balance at Dec. 31, 2024	41,362,833	4,053,578	20,128,247	39,915,236	15,733,411	1,447,597
Comprehensive income
Profit (loss) for the year	8,666,656	0	8,544,918	8,544,918	0	121,738
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(27,437)	0	(29,899)	(29,899)	0	2,462
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(5,944)	0	(5,944)	(5,944)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	143,886	0	0	143,888	143,888	(2)
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	34,663	0	0	35,483	35,483	(820)
Foreign currency translation of foreign operations, net of tax	(32,608)	0	0	(5,032)	(5,032)	(27,576)
Share of other comprehensive income of associates and joint ventures, net of tax	(257,793)	0	0	(257,793)	(257,793)	0
Dividends paid	(213,181)	0	(136,738)	(136,738)	0	(76,443)
Additional paid-in capital and others	27	0	0	(855)	(855)	882
Equity transactions within the consolidated entity	(115,886)	0	0	(33,322)	(33,322)	(82,564)
Changes in consolidation scope	(144)	0	0	0	0	(144)
Dividends paid (hybrid bond)	(2,128)	0	0	0	0	(2,128)
Repayment of hybrid bond	(230,000)	0	0	0	0	(230,000)
Ending balance at Dec. 31, 2025	₩ 49,322,944	₩ 4,053,578	₩ 28,500,584	₩ 48,169,942	₩ 15,615,780	₩ 1,153,002